UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21537

Name of Fund: BlackRock Multi-Strategy Hedge Opportunities, LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Opportunities, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 03/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Multi-Strategy Hedge Opportunities LLC                       BLACKROCK

ANNUAL REPORT | MARCH 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Members ........................................................   3
Annual Report:
Company Summary ............................................................   4
Disclosure of Expenses .....................................................   5
Financial Statements:
  Schedule of Investments ..................................................   6
  Statement of Assets and Liabilities ......................................   7
  Statement of Operations ..................................................   7
  Statements of Changes in Net Assets ......................................   8
  Statement of Cash Flows ..................................................   9
Financial Highlights .......................................................  10
Notes to Financial Statements ..............................................  11
Report of Independent Registered Public Accounting Firm ....................  14
Officers and Directors .....................................................  15
Additional Information .....................................................  19


2       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

A Letter to Members

Dear Member

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

Total Returns as of March 31, 2008                                                        6-month     12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                             -12.46%      - 5.08%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              -14.02       -13.00
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         -10.50       - 2.70
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       + 5.23       + 7.67
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            + 0.75       + 1.90
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       - 4.01       - 3.47
--------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Company Summary as of March 31, 2008

Investment Objective

BlackRock Multi-Strategy Hedge Opportunities LLC (the "Company") seeks high total return over a full market cycle through investments in hedge funds and other investment vehicles pursuing alternative investment strategies.

Performance

For the 12-month period ended March 31, 2008, the Company returned -3.73% based on net asset value (NAV). For the same period, the Hedge Fund Research Inc. Fund of Funds Composite Index returned +2.78% on a NAV basis. Ongoing issues in residential real estate and structured credit markets, as well as fear of economic recession and inflation, led to aggressive investor risk reduction, dissipating liquidity and steep declines in valuations across a number of asset classes. Against this backdrop, managers in the credit, relative value and equity-based strategies suffered most, while global macro and commodities strategies generally fared well. Short positions in the U.S. dollar and long exposures to the energy complex contributed the most to the profits of the fund's underlying managers.

Company Information

The following charts show the ten largest holdings and investments by strategy of the Company's long-term investments:

Ten Largest Holdings

Suttonbrook Capital Partners LP ............................................  9%
ARX Global High Yield Securities Fund I LP .................................  8
Glenview Institutional Partners LP .........................................  8
LibertyView Credit Opportunities Fund II LLC ...............................  8
Crabel Fund LP .............................................................  8
Aristeia Partners LP .......................................................  8
Trivium Onshore Fund LP ....................................................  8
Grinham Diversified Fund (U.S.) LP .........................................  7
SR Phoenicia LP ............................................................  7
Double Black Diamond LP ....................................................  6
--------------------------------------------------------------------------------

Investments by Strategy

                                                              3/31/08    3/31/07
--------------------------------------------------------------------------------
Equity Opportunistic .......................................    36%        38%
Directional ................................................    19         23
High Yield .................................................    16         15
Multi-Strategy .............................................    15         12
Convertible Arbitrage ......................................    12          8
Event Driven ...............................................     2         --
Equity Neutral .............................................    --          4
--------------------------------------------------------------------------------

The table below summarizes the change in the Company's net asset value per unit:

--------------------------------------------------------------------------------
                                 3/31/08   3/31/07   Change      High      Low
--------------------------------------------------------------------------------
Net Asset Value ...........      $1.1229   $1.1664   (3.73%)   $1.2421   $1.1229
--------------------------------------------------------------------------------

The table below provides the Company's average annual total returns:

Average Annual Total Return

                                                Return Without     Return With
                                                 Sales Charge      Sales Charge*
================================================================================
One Year Ended 3/31/08                              -3.73%            -6.62%
--------------------------------------------------------------------------------
Inception (1/03/05)
through 3/31/08                                     +3.64             +2.67
--------------------------------------------------------------------------------

*     Maximum sales charge is 3%.
      Past results shown should not be considered a representation of future performance.


4       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Disclosure of Expenses

Members of this Company may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Company expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist members both in calculating expenses based on an investment in the Company and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a member paid during the period covered by this report, members can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist members in comparing the ongoing expenses of investing in this Company and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight members' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help members determine the relative total expenses of owning different funds. If these transactional expenses were included, member expenses would have been higher.

Expense Example

                                                 Actual                                          Hypothetical**
                            ---------------------------------------------------  ---------------------------------------------------
                               Beginning         Ending                             Beginning        Ending
                             Account Value    Account Value    Expenses Paid      Account Value   Account Value     Expenses Paid
                            October 1, 2007  March 31, 2008  During the Period*  October 1, 2007  March 31, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Multi-Strategy
  Hedge Opportunities LLC ..    $1,000             $932            $12.30             $1,000          $1,012            $12.81
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 2.55%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       5

Schedule of Investments March 31, 2008
                                     (Percentages shown are based on Net Assets)

Strategy                                      Portfolio Funds                                                              Value
===================================================================================================================================
Convertible Arbitrage -- 11.4%                Aristeia Partners LP                                                     $  7,802,191
                                              Ishin Fund LLC                                                              4,352,341
                                                                                                                       ------------
                                                                                                                         12,154,532
===================================================================================================================================
Directional -- 18.7%                          Crabel Fund LP                                                              8,018,219
                                              FORT Global Contrarian LP                                                   4,400,733
                                              Grinham Diversified Fund (U.S.) LP                                          7,443,405
                                                                                                                       ------------
                                                                                                                         19,862,357
===================================================================================================================================
Equity Opportunistic -- 35.6%                 Glenview Institutional Partners LP                                          8,428,211
                                              Hayground Cove Institutional Partners LP                                    5,682,155
                                              Kinetics Partners LP                                                        5,862,061
                                              Neon Liberty Emerging Markets Fund LP                                       3,002,702
                                              SR Phoenicia LP                                                             7,030,870
                                              Trivium Onshore Fund LP                                                     7,819,060
                                                                                                                       ------------
                                                                                                                         37,825,059
===================================================================================================================================
Event Driven -- 2.3%                          Gruss Global Investors LP                                                   2,472,203
===================================================================================================================================
High Yield -- 15.7%                           ARX Global High Yield Securities Fund I LP                                  8,638,351
                                              LibertyView Credit Opportunities Fund II LLC                                8,035,136
                                                                                                                       ------------
                                                                                                                         16,673,487
===================================================================================================================================
Multi-Strategy -- 14.8%                       Double Black Diamond LP                                                     6,418,637
                                              Suttonbrook Capital Partners LP                                             9,257,298
                                                                                                                       ------------
                                                                                                                         15,675,935
===================================================================================================================================
                                              Total Investments** (Cost -- $90,744,097*) -- 98.5%                       104,663,573

                                              Other Assets Less Liabilities -- 1.5%                                       1,567,175
                                                                                                                       ------------
                                              Net Assets -- 100.0%                                                     $106,230,748
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................  $ 102,170,009
                                                                  =============
      Gross unrealized appreciation ............................  $   6,651,655
      Gross unrealized depreciation ............................     (4,158,091)
                                                                  -------------
      Net unrealized appreciation ..............................  $   2,493,564
                                                                  =============

**    Non-income producing securities.

See Notes to Financial Statements.


6       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Statement of Assets and Liabilities

March 31, 2008
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in Portfolio Funds, at value
  (identified cost -- $90,744,097) .............................  $ 104,663,573
Cash ...........................................................      2,056,978
Investments sold receivable ....................................      6,291,904
Interest receivable -- affiliated ..............................          5,702
Prepaid expenses and other assets ..............................          4,840
                                                                  -------------
Total assets ...................................................    113,022,997
                                                                  -------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Payables:
  Investment adviser ...........................................        908,685
  Service agents ...............................................        149,972
Tendered units payable .........................................      5,194,654
Accrued expenses and other liabilities .........................        538,938
                                                                  -------------
Total liabilities ..............................................      6,792,249
                                                                  -------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net Assets .....................................................  $ 106,230,748
                                                                  =============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Members' capital ...............................................  $  90,323,979
Net unrealized appreciation/depreciation on investments ........     13,919,476
Net accumulated realized gain on investments ...................     10,769,813
Net accumulated investment loss ................................     (8,782,520)
                                                                  -------------
Net Assets .....................................................  $ 106,230,748
                                                                  =============
Units outstanding ..............................................     94,602,735
                                                                  =============
Net asset value per unit .......................................  $      1.1229
                                                                  =============

Statement of Operations

Year Ended March 31, 2008
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest -- affiliated .........................................  $     283,892
                                                                  -------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ............................................      1,907,717
Accounting and administration services .........................        388,068
Service agent ..................................................        317,643
Professional ...................................................        281,804
Printing and member reports ....................................         92,961
Custodian ......................................................         73,861
Loan interest expense ..........................................          7,563
Other ..........................................................         22,495
                                                                  -------------
Total expenses .................................................      3,092,112
                                                                  -------------
Net investment loss ............................................     (2,808,220)
                                                                  -------------

===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  on investments ...............................................     (3,839,482)
Net realized gain on investments ...............................      2,932,889
                                                                  -------------
Net total unrealized and realized loss .........................       (906,593)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations ...........  $  (3,714,813)
                                                                  =============

See Notes to Financial Statements.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       7

Statements of Changes in Net Assets

                                                                                                            Year Ended March 31,
                                                                                                      -----------------------------
Increase (Decrease) in Net Assets                                                                          2008            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ................................................................................  $  (2,808,220)  $  (2,684,984)
Net change in unrealized appreciation/depreciation on investments ..................................     (3,839,482)      7,176,547
Net realized gain on investments ...................................................................      2,932,889       6,982,673
                                                                                                      -----------------------------
Net increase (decrease) in net assets resulting from operations ....................................     (3,714,813)     11,474,236
                                                                                                      -----------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from issuance of units ................................................................      8,407,988      22,515,567
Fair value of units tendered .......................................................................    (27,354,135)    (30,548,590)
                                                                                                      -----------------------------
Decrease in net assets derived from capital transactions ...........................................    (18,946,147)     (8,033,023)
                                                                                                      -----------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ............................................................    (22,660,960)      3,441,213
Beginning of year ..................................................................................    128,891,708     125,450,495
                                                                                                      -----------------------------
End of year ........................................................................................  $ 106,230,748   $ 128,891,708
                                                                                                      =============================
Net accumulated investment loss ....................................................................  $  (8,782,520)  $  (5,974,300)
                                                                                                      =============================

See Notes to Financial Statements.


8       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Statement of Cash Flows

Year Ended March 31, 2008
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ................................................................  $ (3,714,813)
                                                                                                                       ------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
    Decrease in investments paid in advance .........................................................................    13,000,000
    Decrease in receivables and other assets ........................................................................        10,221
    Increase in liabilities .........................................................................................       480,383
    Net change in unrealized appreciation/depreciation on investments ...............................................     3,839,482
    Net realized gain on investments ................................................................................    (2,932,889)
Purchases of long-term securities ...................................................................................   (29,050,000)
Sales of long-term securities .......................................................................................    45,328,423
                                                                                                                       ------------
Net cash provided by investing activities ...........................................................................    26,960,807
                                                                                                                       ------------
===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Receipts from issuance of Units .....................................................................................     6,695,142
Payments from tender of Units .......................................................................................   (27,826,398)
Payments on borrowings ..............................................................................................    (3,900,000)
                                                                                                                       ------------
Net cash used for financing activities ..............................................................................   (25,031,256)
                                                                                                                       ------------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash ................................................................................................     1,929,551
Cash at beginning of period .........................................................................................       127,427
                                                                                                                       ------------
Cash at end of period ...............................................................................................  $  2,056,978
                                                                                                                       ============
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid for interest ..............................................................................................  $      9,653
                                                                                                                       ============

See Notes to Financial Statements.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       9

Financial Highlights


                                                                                                                        Period
                                                                                                                       January 3,
                                                                                    Year Ended March 31,               2005 4 to
                                                                       ------------------------------------------      March 31,
                                                                           2008           2007           2006            2005
=================================================================================================================================
Per Unit Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $    1.1664    $    1.0693    $    0.9979    $    1.0000
                                                                       ----------------------------------------------------------
Net investment loss 3 ...........................................          (0.0266)       (0.0225)       (0.0266)       (0.0070)
Net unrealized and realized gain (loss) on investments ..........          (0.0169)        0.1196         0.0980         0.0049
                                                                       ----------------------------------------------------------
Net increase (decrease) from investment operations ..............          (0.0435)        0.0971         0.0714        (0.0021)
                                                                       ----------------------------------------------------------
Net asset value, end of period ..................................      $    1.1229    $    1.1664    $    1.0693    $    0.9979
                                                                       ==========================================================
=================================================================================================================================
Total Investment Return 2
---------------------------------------------------------------------------------------------------------------------------------
Total investment return .........................................            (3.73%)         9.08%          7.16%         (0.21%) 5
                                                                       ==========================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Total expenses ..................................................             2.43%          2.36%          2.84%          3.28% 1
                                                                       ==========================================================
Total expenses net of reimbursement .............................             2.43%          2.36%          2.78%          2.96% 1
                                                                       ==========================================================
Net investment loss .............................................            (2.21%)        (2.05%)        (2.65%)        (2.83%) 1
                                                                       ==========================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ........................      $   106,231    $   128,892    $   125,450    $    75,347
                                                                       ==========================================================
Portfolio turnover ..............................................               35%            51%            19%             0%
                                                                       ==========================================================

1     Annualized.
2     Total investment returns exclude the effects of sales charges.
3     Based on average units outstanding.
4     Commencement of operations.
5     Aggregate total investment return; not annualized.

See Notes to Financial Statements.


10       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Multi-Strategy Hedge Opportunities LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Company offers one class of units, which may be sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Company.

Valuation of Investments in Portfolio Funds: The Company values its investments in Portfolio Funds at fair value in accordance with procedures established by the Board of Directors. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Company calculates its month-end net asset value and net asset value per Unit, may be subject to later adjustment, based upon information reasonably available at that time. The Company will pay repurchase proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Company has determined a net asset value, the Company will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.

Income Taxes: The Company is classified as a partnership for federal income tax purposes. As such, each investor in the Company is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Company. Therefore, no federal income tax provision is required.

Security Transactions and Investment Income: Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis.

Cash Balances: The Company maintains cash in a PNC interest-bearing money market account, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Company.

Recent Accounting Pronouncements: Effective September 28, 2007, the Company implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Company, and has determined that the adoption of FIN 48 did not have a material impact on the Company's financial statements. The Company files U.S. and various state tax returns. No income tax returns are currently under examination. The statutes of limitations on the Company's tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The impact on the Company's state tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Company's financial statements, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Company's financial statements, if any, is currently being assessed.

Offering Costs: Offering costs associated with the ongoing sale of the Company's Units are expensed as incurred.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       11

2. Investment Advisory Agreement and Transactions with Affiliates:

The Company has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC ("BlackRock"). Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Service Group, Inc. are principal owners of BlackRock, Inc.

On October 1, 2007, BlackRock and BAA Holdings, LLC ("BAA"), a wholly owned subsidiary of BlackRock, completed the acquisition of the fund of funds business of Quellos Holdings, LLC ("Quellos"). The Combined fund of funds platform of BlackRock, including the portion acquired from Quellos, will operate under the name of BlackRock Alternative Advisors. The Company's Investment Advisory Agreement with BlackRock did not change as a result of the acquisition. No changes have occurred to the Company's investment objective or to the Company's structure as a result of these changes.

BlackRock is responsible for the management of the Company's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Company. For such services, the Company pays BlackRock a monthly fee at an annual rate of 1.50% of the average daily value of the Company's net assets.

The Company has also entered into a Member Services Agreement with FAM Distributors, Inc. ("FAMD" or "Service Agent"), a subsidiary of Merrill Lynch. FAMD provides or arranges for provision of ongoing investor and shareholder servicing. The Company pays a monthly fee computed at the annual rate of 0.25% of the Company's average month-end assets (the "Service Fee") to certain affiliates of the Company, who in turn, pay the Service Agent for payments it makes to broker-dealers and financial advisors that have agreed to provide ongoing investor and shareholder servicing to Members of the Company and for ongoing investor servicing activities performed by the Service Agent.

For the year ended March 31, 2008, FAMD received $114,848 in sales charges on sales of units in the Company.

Certain officers and/or Directors of the Company are officers and/or directors of BlackRock and/or BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments for the year ended March 31, 2008 were $29,050,000 and $42,788,793, respectively.

4. Capital Share Transactions:

An investor purchases Units in the Company and the Units are offered at their net asset value. The minimum initial investment for each investor is $25,000 (net of any distribution fees) and the minimum additional investment is $10,000. An investor's subscription for Units is irrevocable by the investor and will generally require the investor to maintain its investment in the Company until such time as the Company offers to repurchase the Units in a tender offering. No member or other person holding Units acquired from a Member will have the right to require the Company to redeem the Units. The Company may, from time to time, repurchase Units from Members in accordance with written tenders by Members at those times, in those amounts and on terms and conditions as the Board of Directors may determine in its sole discretion. BlackRock expects that it will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly on the last business day of March, June, September and December.

Transactions in capital were as follows:

-------------------------------------------------------------------------------
Year Ended March 31, 2008                               Units          Amount
-------------------------------------------------------------------------------
Units sold .......................................     7,056,636   $  8,407,988
Units tendered ...................................   (22,957,742)   (27,354,135)
                                                     --------------------------
Net decrease .....................................   (15,901,106)  $(18,946,147)
                                                     ==========================

-------------------------------------------------------------------------------
Year Ended March 31, 2007                               Units          Amount
-------------------------------------------------------------------------------
Units sold .......................................    20,657,258   $ 22,515,567
Units tendered ...................................   (27,471,409)   (30,548,590)
                                                     --------------------------
Net decrease .....................................    (6,814,151)  $ (8,033,023)
                                                     ==========================

The Company is currently closed to new subscriptions.

5. Investments in Portfolio Funds:

The following table lists the Company's investments in Portfolio Funds for the year ended March 31, 2008, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 4% (per annum) of net assets and performance incentive fees or allocations of 20% to 25% of net profits earned.

Complete information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at March 31, 2008.


12       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Notes to Financial Statements (concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Fees
                                            % of Company's                       Net Income    ---------------------    Redemptions
Investments                                 Total Fair Value    Fair Value         (Loss)      Management  Incentive     Permitted
------------------------------------------------------------------------------------------------------------------------------------
Aristeia Partners LP                              7.5%        $  7,802,191      $   480,104           1%      20%        Quarterly
ARX Global High Yield Securities Fund I LP        8.2            8,638,351         (776,574)       1.75       20         Quarterly
Bayswater Global Quant Alpha Fund LLC              -- (e)               -- (e)   (1,259,932)          2       20          Monthly
Campbell                                           -- (f)               -- (f)     (668,365)          2       20          Monthly
Cornerstone International                          -- (f)               -- (f)     (927,289)          1       20          Monthly
Crabel Fund LP                                    7.6            8,018,219          468,219         3.5       20          Monthly
Double Black Diamond LP                           6.1            6,418,637          938,374     1 - 1.5       20         Quarterly
FORT Global Contrarian LP                         4.2            4,400,733          344,514           2       20          Monthly
Glenview Institutional Partners LP                8.1            8,428,211          437,383           2       20         Quarterly
GoldenTree Credit Opportunities                    -- (b)               -- (b)        7,755           2       20       Semi-Annually
Grinham Diversified Fund (U.S.) LP                7.1            7,443,405        1,422,453         1.5       20          Monthly
Grossman Currency                                  -- (c)               -- (c)       40,069         2.5       25          Monthly
Gruss Global Investors LP                         2.4            2,472,203          (27,797)        1.5       20         Quarterly
Hayground Cove Institutional Partners LP          5.4            5,682,155         (537,293)        1.5       20          Monthly
Ishin Fund LLC                                    4.2            4,352,341         (147,658)        1.5       20         Quarterly
Kinetics Partners LP                              5.6            5,862,061           (9,572)          1       20          Monthly
Kottke Arbitrage                                   -- (c)               -- (c)      (34,733)          2       20          Monthly
LibertyView Credit Opportunities Fund II LLC      7.7            8,035,136         (340,468)          1       20         Quarterly
Litespeed Partners                                 -- (b)               -- (b)        7,335         1.5       20         Quarterly
Martin Currie                                      -- (g)               -- (g)        7,221         1.5       20          Monthly
Maverick Levered                                   -- (g)               -- (g)      360,427           2       20         Quarterly
Neon Liberty Emerging Markets Fund LP             2.9            3,002,702          (48,440)        1.5       20         Quarterly
Salem Futures                                      -- (c)               -- (c)      127,388           2       20          Monthly
SR Capital                                         -- (a)               -- (a)        1,304           1       20         Quarterly
SR Phoenicia LP                                   6.7            7,030,870        1,071,121           1       20          Monthly
Suttonbrook Capital Partners LP                   8.8            9,257,298         (699,357)          2       20          Monthly
Trivium Onshore Fund LP                           7.5            7,819,060         (571,299)        1.5       20          Monthly
Ventus US$                                         -- (d)               -- (d)     (571,483)          4       20          Monthly
                                                -------------------------------------------
Total                                           100.0%        $104,663,573      $  (906,593)
                                                ===========================================

(a)   The Company fully redeemed from the Portfolio Fund as of April 30, 2006.
(b)   The Company fully redeemed from the Portfolio Fund as of December 31,
      2006.
(c)   The Company fully redeemed from the Portfolio Fund as of April 30, 2007.
(d)   The Company fully redeemed from the Portfolio Fund as of October 31, 2007.
(e)   The Company fully redeemed from the Portfolio Fund as of December 31,
      2007.
(f)   The Company fully redeemed from the Portfolio Fund as of January 31, 2008.
(g)   The Company fully redeemed from the Portfolio Fund as of March 31, 2008.

6. Short-Term Borrowings:

The Company, along with another BlackRock registered investment company, BlackRock Multi-Strategy Hedge Advantage, has jointly entered into a $20,000,000 revolving credit agreement with Citibank, N.A. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Company's election, the federal funds rate plus 1.25% or a base rate, as defined in the credit agreement or the Eurodollar rate plus 1.25%. Through March 31, 2008, the Company had weighted average borrowings of $111,749. The interest rate on borrowings for the year ended March 31, 2008 was 6.52%. The Company had no loans outstanding as of March 31, 2008.

7. Risk Factors:

An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       13

Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of BlackRock Multi-Strategy Hedge Opportunities LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Multi-Strategy Hedge Opportunities LLC (the "Company") as of March 31, 2008, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the financial intermediaries. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Multi-Strategy Hedge Opportunities LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in the net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 1 to the financial statements, the financial statements include investments valued at $104,663,573, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the portfolio fund managers.

Deloitte & Touche LLP
Princeton, New Jersey
May 28, 2008


14       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Officers and Directors

                                                                                                Number of
                                          Length of                                             BlackRock-
                           Position(s)    Time                                                  Advised Funds
Name, Address              Held with      Served as     Principal Occupation(s) During          and Portfolios  Public
and Year of Birth          Company        a Director**  Past Five Years                         Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
G. Nicholas Beckwith, III  Director       Since 2007    Chairman and Chief Executive            112 Funds       None
40 East 52nd Street                                     Officer, Arch Street Management, LLC    109 Portfolios
New York, NY 10022                                      (Beckwith Family Foundation) and
1945                                                    various Beckwith property companies
                                                        since 2005; Chairman of the Board of
                                                        Directors, University of Pittsburgh
                                                        Medical Center since 2002; Board of
                                                        Directors, Shady Side Hospital
                                                        Foundation since 1977; Board of
                                                        Directors, Beckwith Institute for
                                                        Innovation In Patient Care since
                                                        1991; Member, Advisory Council on
                                                        Biology and Medicine, Brown
                                                        University since 2002; Trustee,
                                                        Claude Worthington Benedum
                                                        Foundation (charitable foundation)
                                                        since 1989; Board of Trustees,
                                                        Chatham College since 1981; Board of
                                                        Trustees, University of Pittsburgh
                                                        since 2002; Emeritus Trustee, Shady
                                                        Side Academy since 1977; Formerly
                                                        Chairman and Manager, Penn West
                                                        Industrial Trucks LLC (sales, rental
                                                        and servicing of material handling
                                                        equipment) from 2005 to 2007;
                                                        Formerly Chairman, President and
                                                        Chief Executive Officer, Beckwith
                                                        Machinery Company (sales, rental and
                                                        servicing of construction and
                                                        equipment) from 1985 to 2005;
                                                        Formerly Board of Directors,
                                                        National Retail Properties (REIT)
                                                        from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Cavanagh        Director and   Since 2007    Trustee, Aircraft Finance Trust         113 Funds       Arch Chemical
40 East 52nd Street        Chair of                     since 1999; Director, The Guardian      110 Portfolios  (chemical and allied
New York, NY 10022         the Board                    Life Insurance Company of America                       products)
1946                       of Directors                 since 1998; Chairman and Trustee,
                                                        Educational Testing Service since
                                                        1997; Director, The Fremont Group
                                                        since 1996; Formerly President and
                                                        Chief Executive Officer of The
                                                        Conference Board, Inc. (global
                                                        business research organization) from
                                                        1995 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Kent Dixon                 Director and   Since 2007    Consultant/Investor since 1988.         113 Funds       None
40 East 52nd Street        Member of                                                            110 Portfolios
New York, NY 10022         the Audit
1937                       Committee
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Fabozzi           Director and   Since 2007    Consultant/Editor of The Journal of     113 Funds       None
40 East 52nd Street        Member of                    Portfolio Management since 2006;        110 Portfolios
New York, NY 10022         the Audit                    Professor in the Practice of Finance
1948                       Committee                    and Becton Fellow, Yale University,
                                                        School of Management since 2006;
                                                        Formerly Adjunct Professor of
                                                        Finance and Becton Fellow, Yale
                                                        University from 1994 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen F. Feldstein      Director       Since 2007    President of Economics Studies, Inc.    113 Funds       The McClatchy
40 East 52nd Street                                     (private economic consulting firm)      110 Portfolios  Company
New York, NY 10022                                      since 1987; Chair, Board of                             (publishing)
1941                                                    Trustees, McLean Hospital since
                                                        2000; Member of the Board of
                                                        Partners Community Healthcare, Inc.
                                                        since 2005; Member of the Board of
                                                        Partners HealthCare since 1995;
                                                        Member of the Board of Sherrill
                                                        House (health care) since 1990;
                                                        Trustee, Museum of Fine Arts, Boston
                                                        since 1992; Member of the Visiting
                                                        Committee to the Harvard University
                                                        Art Museum since 2003; Trustee, The
                                                        Committee for Economic Development
                                                        (research organization) since 1990;
                                                        Member of the Advisory Board to the
                                                        International School of Business,
                                                        Brandeis University since 2002;
                                                        Formerly Director of Bell South
                                                        (communications) from 1998 to 2006;
                                                        Formerly Director of Ionics (water
                                                        purification) from 1992 to 2005;
                                                        Formerly Director of John Hancock
                                                        Financial Services from 1994 to
                                                        2003; Formerly Director of Knight
                                                        Ridder (media) from 1998 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
James T. Flynn             Director and   Since 2005    Formerly Chief Financial Officer of     112 Funds       None
40 East 52nd Street        Member of                    JPMorgan & Co., Inc. from 1990          109 Portfolios
New York, NY 10022         the Audit                    to 1995.
1939                       Committee
------------------------------------------------------------------------------------------------------------------------------------


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       15

                                                                                              Number of
                                          Length of                                           BlackRock-
                           Position(s)    Time                                                Advised Funds
Name, Address              Held with      Served as     Principal Occupation(s) During        and Portfolios  Public
and Year of Birth          Company        a Director**  Past Five Years                       Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Jerrold B. Harris          Director       Since 2007    Trustee, Ursinus College since 2000;  112 Funds       BlackRock Kelso
40 East 52nd Street                                     Director, Troemner LLC (scientific    109 Portfolios  Capital Corp.
New York, NY 10022                                      equipment) since 2000.
1942
------------------------------------------------------------------------------------------------------------------------------------
R. Glenn Hubbard           Director       Since 2007    Dean of Columbia Business School      113 Funds       ADP (data and
40 East 52nd Street                                     since 2004; Columbia faculty member   110 Portfolios  information services);
New York, NY 10022                                      since 1988; Formerly Co-Director of                   KKR Financial
1958                                                    Columbia Business School's                            Corporation (finance);
                                                        Entrepreneurship Program from 1997                    Duke Realty (real
                                                        to 2004; Visiting Professor at the                    estate); Metropolitan
                                                        John F. Kennedy School of Government                  Life Insurance
                                                        at Harvard University and the                         Company (insurance);
                                                        Harvard Business School since 1985                    Information
                                                        and at the University of Chicago                      Services Group
                                                        since 1994; Formerly Chairman of the                  (media/technology)
                                                        U.S. Council of Economic Advisers
                                                        under the President of the United
                                                        States from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
W. Carl Kester             Director and   Since 2005    Mizuho Financial Group Professor of   112 Funds       None
40 East 52nd Street        Member of                    Finance, Harvard Business School;     109 Portfolios
New York, NY 10022         the Audit                    Deputy Dean for Academic Affairs
1951                       Committee                    since 2006; Unit Head, Finance,
                                                        Harvard Business School from 2005 to
                                                        2006; Senior Associate Dean and
                                                        Chairman of the MBA Program of
                                                        Harvard Business School from 1999 to
                                                        2005; Member of the faculty of
                                                        Harvard Business School since 1981;
                                                        Independent Consultant since 1978.
------------------------------------------------------------------------------------------------------------------------------------
Karen P. Robards           Director and   Since 2005    Partner of Robards & Company, LLC,    112 Funds       AtriCure, Inc.
40 East 52nd Street        Chair of                     (financial advisory firm) since       109 Portfolios  (medical devices);
New York, NY 10022         the Audit                    1987; Co-founder and Director of the                  Care Investment Trust,
1950                       Committee                    Cooke Center for Learning and                         Inc. (health care
                                                        Development (a not-for-profit                         REIT)
                                                        organization) since 1987; Formerly
                                                        Director of Enable Medical Corp.
                                                        from 1996 to 2005; Formerly an
                                                        investment banker at Morgan Stanley
                                                        from 1976 to 1987.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.     Director and   Since 2007    Formerly Principal of STI Management  112 Funds       None
40 East 52nd Street        Member of                    LLC (investment adviser) from 1994    109 Portfolios
New York, NY 10022         the Audit                    to 2005.
1936                       Committee
                           ---------------------------------------------------------------------------------------------------------
                           *    Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **   Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                                ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Company's board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas
                                Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since
                                1999; R. Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen P. Robards since 1998 and Robert
                                S. Salomon, Jr. since 1996.


16       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

                                                                                                Number of
                                          Length of                                             BlackRock-
                           Position(s)    Time                                                  Advised Funds
Name, Address              Held with      Served as     Principal Occupation(s) During          and Portfolios  Public
and Year of Birth          Company        a Director    Past Five Years                         Overseen        Directorships
====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis           Director       Since 2007    Managing Director, BlackRock, Inc.      185 Funds       None
40 East 52nd Street                                     since 2005; Formerly Chief Executive    292 Portfolios
New York, NY 10022                                      Officer, State Street Research &
1945                                                    Management Company from 2000 to
                                                        2005; Formerly Chairman of the Board
                                                        of Trustees, State Street Research
                                                        Mutual Funds from 2000 to 2005;
                                                        Formerly Chairman, SSR Realty from
                                                        2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay               Director       Since 2007    Consultant, BlackRock, Inc. since       184 Funds       None
40 East 52nd Street                                     2007; Formerly Managing Director,       291 Portfolios
New York, NY 10022                                      BlackRock, Inc. from 1989 to 2007;
1947                                                    Formerly Chief Administrative
                                                        Officer, BlackRock Advisors, LLC
                                                        from 1998 to 2007; Formerly
                                                        President of BlackRock Funds and
                                                        BlackRock Bond Allocation Target
                                                        Shares from 2005 to 2007; Formerly
                                                        Treasurer of certain closed-end
                                                        funds in the BlackRock fund complex
                                                        from 1989 to 2006.
                           ---------------------------------------------------------------------------------------------------------
                           *    Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Company based on their positions with BlackRock, Inc. and its affiliates.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       17

Officers and Directors (concluded)

                           Position(s)    Length of
Name, Address              Held with      Time
and Year of Birth          the Company    Served        Principal Occupation(s) During Past Five Years
====================================================================================================================================
Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Company        Since 2007    Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director
40 East 52nd Street        President                    of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset
New York, NY 10022         and Chief                    Management, L.P. ("FAM") in 2006; First Vice President thereof from 1997 to
1960                       Executive                    2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from
                           Officer                      1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley           Vice           Since 2007    Managing Director of BlackRock, Inc. since 2000 and First Vice President and
40 East 52nd Street        President                    Chief Operating Officer of Mergers and Acquisitions Group from 1997 to 2000;
New York, NY 10022                                      First Vice President and Chief Operating Officer of Public Finance Group
1962                                                    thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed
                                                        Income Research of Merrill Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews            Chief          Since 2007    Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street        Financial                    President and Line of Business Head of Fund Accounting and Administration at
New York, NY 10022         Officer                      PFPC Inc. from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                Treasurer      Since 2007    Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                     Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to
New York, NY 10022                                      2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Chief          Since 2007    Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering
40 East 52nd Street        Compliance                   Officer of the Funds since 2007; Managing Director and Senior Counsel
New York, NY 10022         Officer of                   thereof since 2005; Director and Senior Counsel of BlackRock Advisors, Inc.
1959                       the Funds                    2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to
                                                        2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary      Since 2007    Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                     BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                      Asset Management, L.P. from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Company serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian
PFPC Trust Company
Philadelphia, PA 19153

Administrator &
Escrow Agent

PFPC Inc.
Wilmington, DE 19809

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036


18       BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Company's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Company's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Company's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

During the period, there were no material changes in the Company's investment objective or policies or to the Company's charter or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Company. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Company's portfolio.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


  BLACKROCK MULTI-STRATEGY HEDGE OPPORTUNITIES LLC       MARCH 31, 2008       19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy units of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Information about how the Company voted proxies relating to securities held in the Company's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Multi-Strategy Hedge Opportunities LLC
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                       #MHO-3/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            David O. Beim (term ended effective November 1, 2007)
            Kent Dixon (term began effective November 1, 2007)
            Frank J. Fabozzi (term began effective November 1, 2007)
            James T. Flynn
            W. Carl Kester
            Karen P. Robards
            Robert S. Salomon, Jr. (term began effective November 1, 2007)

            The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to
            Item 3(c)(4) of Form N-CSR.

            Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements.

            Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock
Multi-Strategy
Hedge
Opportunities, LLC    $35,000      $31,000           $0            $0           $68,000       $45,000         $1,049         $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock Multi-Strategy
            Hedge Opportunities, LLC              $288,549         $3,059,500
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

            David O. Beim (term ended effective November 1, 2007)
            Kent Dixon (term began effective November 1, 2007)
            Frank J. Fabozzi (term began effective November 1, 2007)
            James T. Flynn
            W. Carl Kester
            Karen P. Robards
            Robert S. Salomon, Jr. (term began effective November 1, 2007)

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies of the Fund are attached hereto as Exhibit 99.PROXYPOL.

            Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission's web site at http://www.sec.gov.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of March 31, 2008.

            (a)(1) The BlackRock Fund of Funds Team is responsible for managing the Fund's investments. Howard P. Berkowitz, Christine Jurinich and Edward Rzeszowski are the portfolio managers responsible for investing the Company's assets. Mr. Berkowitz is the head of the team and is responsible for overseeing the management of the Company's investments. Ms. Jurinich is responsible for evaluating potential Portfolio Fund Managers and monitoring existing Portfolio Fund Managers, and Mr. Rzeszowski is responsible for evaluating potential Portfolio Fund Managers and monitoring existing Portfolio Fund Managers with a focus on managed futures, macro funds and statistical arbitrage.

            Mr. Berkowitz is a Managing Director of BlackRock and a member of BlackRock's Management Committee. Mr. Berkowitz has more than 35 years of experience running private investment funds and funds of hedge funds. He joined BlackRock in April 2003 and has been the Company's portfolio manager since 2006. Prior to joining BlackRock, Mr. Berkowitz was the founder and managing partner of HPB Associates which he initially formed in 1979 as a traditional equity hedge fund. In 1967, Mr. Berkowitz co-founded and managed Steinhardt, Fine, Berkowitz & Co., one of the earliest and most highly successful entrants into the hedge fund industry.

            Ms. Jurinich is a Managing Director of BlackRock and has been a member of the portfolio management team since 2003. Before taking on her current responsibilities in 2003, Ms. Jurinich was a member of the Account Management Group where she was responsible for developing and maintaining relationships with non-U.S. clients and for developing alternative investment products. Prior to joining BlackRock in 2002, Ms. Jurinich was responsible for investor relations and hedge fund research at Victus Capital LLC. From 2000 to 2001, she was responsible for manager research and recommendations relating to relative value managers at Alpha Investment Management LLC. She spent the prior year with Arista Group, where her duties included all aspects of due diligence and performance reporting. Ms. Jurinich began her career in 1993 with Allied Capital Asset Management.

            Mr. Rzeszowski is a Managing Director of BlackRock and joined BlackRock in 2006 as a member of the Fund of Fund's team and became part of the Company's portfolio management team at that time. Prior to joining BlackRock, Mr. Rzeszowski was a Director with the fund of funds team of MLIM LP. In this role, he was responsible for the selection and analysis of hedge funds with a focus on managed futures, macro funds and statistical arbitrage, and served as senior hedge fund analyst and portfolio manager for the Global Horizons I, L.P. and ML Global Horizons Ltd. Previously, Mr. Rzeszowski was a Senior Quantitative Analyst for the MLIM LP fund of funds team, responsible for risk management of the managed futures product line. He has held various positions in MLIM LP's finance department. His additional previous work experience includes OMR Systems Corporation (a financial investments service company), where he was responsible for the consolidation of managed futures risks.

            (a)(2) As of March 31, 2008:

            -----------------------------------------------------------------------------------------------------------------------
                                                                                             (iii) Number of Other Accounts and
                                      (ii) Number of Other Accounts Managed                     Assets for Which Advisory Fee is
                                           and Assets by Account Type                                 Performance-Based
            -----------------------------------------------------------------------------------------------------------------------
                                    Other             Other                             Other            Other
              (i) Name of         Registered          Pooled                          Registered        Pooled
               Portfolio          Investment        Investment         Other          Investment       Investment        Other
                Manager           Companies          Vehicles         Accounts        Companies         Vehicles        Accounts
            -----------------------------------------------------------------------------------------------------------------------
            Howard P.
            Berkowitz               1                  35                 7               0                18            4
            -----------------------------------------------------------------------------------------------------------------------
                               $106 Million       $2.53 Billion     $616.2 Million       $0          $1.05 Billion    $474.8 Million
            -----------------------------------------------------------------------------------------------------------------------
            Christine
            Jurinich                1                  35                 7               0                18            4
            -----------------------------------------------------------------------------------------------------------------------
                               $106 Million       $2.53 Billion     $616.2 Million       $0          $1.05 Billion    $474.8 Million
            -----------------------------------------------------------------------------------------------------------------------
            Edward
            Rzeszowski              1                  35                 7               0                18            4
            -----------------------------------------------------------------------------------------------------------------------
                               $106 Million       $2.53 Billion     $616.2 Million       $0          $1.05 Billion    $474.8 Million
            -----------------------------------------------------------------------------------------------------------------------

            (iv) Potential Material Conflicts of Interest

            BlackRock, Inc. and its affiliates (collectively, herein "BlackRock") has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a Fund. In this regard, it should be noted that Mr. Berkowitz, Ms. Jurinich and Mr. Rzeszowksi currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

            As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

            (a)(3) As of March 31, 2008:

            Portfolio Manager Compensation Overview

            BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

            Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

            Discretionary Incentive Compensation

            Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., HFRI Fund of Funds Composite Index, HFRI Fund Weighted Composite Index), certain customized indices and certain fund industry peer groups.

            BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

            Distribution of Discretionary Incentive Compensation

            Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

            Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

                  Long-Term Retention and Incentive Plan ("LTIP") --The LTIP is
            a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Mr. Berkowitz, Ms. Jurinich and Mr. Rzeszowski has received awards under the LTIP.

                  Deferred Compensation Program --A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other proprietary mutual funds. Each of Mr. Berkowitz, Ms. Jurinich and Mr. Rzeszowski has participated in the deferred compensation program.

                  Options and Restricted Stock Awards -- A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Berkowitz has been granted stock options and/or restricted stock in prior years.

                  Incentive Savings Plans -- BlackRock, Inc. has created a
            variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

            (a)(4) Beneficial Ownership of Securities. As of March 31, 2008,
                   none of Mr. Berkowitz, Ms. Jurinich or Mr. Rzeszowski beneficially owned any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable due to no such purchases during the period covered by this report.

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Opportunities, LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: May 22, 2008